EVENTS SUBSEQUENT TO JUNE 30, 2026 (Details) - USD ($)	Sep. 02, 2026	Aug. 28, 2026
Sale Of Interest In Joint Venture [member] | Talicia Holdings Inc.
Disclosure of non-adjusting events after reporting period
Percentage of shares sold.		70.00%
Upfront payment received.		$ 18,000,000
Potential Milestonne Payment To be Received.		$ 35,000,000
Number Of Non compete Years Agreed.		5 years
Number Of Period For Transition Services.		6 months
Extension Period For Transition Services		3 months
License And Commercial Supply Agreement [Member] | Ferring Pharmaceuticals [member]
Disclosure of non-adjusting events after reporting period
License and commercial supply agreement term	13 years
License and commercial supply agreement term Renewal	2 years
Upfront Payment Made For License And Commercial Supply	$ 12,000,000
License And Commercial Supply Agreement [Member] | Minimum | Ferring Pharmaceuticals [member]
Disclosure of non-adjusting events after reporting period
Royalties To be Paid As A Percentage On Net Sales	5.00%
License And Commercial Supply Agreement [Member] | Maximum | Ferring Pharmaceuticals [member]
Disclosure of non-adjusting events after reporting period
Royalties To be Paid As A Percentage On Net Sales	20.00%